Segment Reporting - Net Sales by Geography (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Net sales by geography:
Net sales	$ 783.9	$ 771.5	$ 790.1	$ 707.4	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 3,052.9	[1],[2]	$ 2,838.1	[1],[2]	$ 2,732.2	[1],[2]
United States [Member]
Net sales by geography:
Net sales									1,862.2		1,713.3		1,659.2
Europe [Member]
Net sales by geography:
Net sales									710.2		702.7		697.8
International [Member]
Net sales by geography:
Net sales									$ 480.5	[3]	$ 422.1	[3]	$ 375.2	[3]

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.
[2]	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.
[3]	International primarily includes Canada, Latin America and the Asia Pacific region.